Retirement Plan (FY)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Retirement Plan [Abstract]
Retirement Plan
15	Retirement Plan

The Company offers a 401(k) retirement plan to its full-time employees over the age of 21. The Company currently makes discretionary matching contributions of 50.0% for the first 4.0% of employee salary deferrals. The Company made discretionary contributions of $0.6 million, $0.4 million and $0.3 million for the years ended September 30, 2019, 2018 and 2017, respectively.